Group balance sheet - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets [abstract]
Property, plant and equipment	$ 116,177	$ 114,836
Goodwill	12,497	12,480
Intangible assets other than goodwill	6,237	6,093
Investments in joint ventures accounted for using equity method	9,703	8,362
Investments in associates accounted for using equity method	20,194	18,975
Other non-current financial assets	2,539	2,746
Non-Current, Fixed Assets	167,347	163,492
Non-current loans and receivables	776	840
Trade and other non-current receivables	3,685	4,351
Non-current derivative financial assets	7,887	9,755
Non-current prepayments	487	533
Deferred tax assets	6,662	7,744
Non-current net defined benefit asset	10,489	7,957
Non-current assets	197,333	194,672
Current assets [abstract]
Current loans and receivables	366	458
Current inventories	22,608	16,873
Trade and other current receivables	23,540	17,948
Current derivative financial assets	4,062	2,992
Current prepayments	1,298	1,269
Current tax assets, current	425	672
Other current financial assets	164	333
Cash and cash equivalents	34,256	31,111
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	86,719	71,656
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	34	1,326
Current assets	86,753	72,982
Assets	284,086	267,654
Current liabilities [abstract]
Trade and other current payables	45,198	36,014
Current derivative financial liabilities	5,117	2,998
Accruals classified as current	4,517	4,650
Current lease liabilities	1,825	1,933
Current borrowings and current portion of non-current borrowings	7,622	9,359
Current tax liabilities, current	1,429	1,038
Current provisions	4,831	3,761
Current liabilities other than liabilities included in disposal groups classified as held for sale	70,539	59,753
Liabilities included in disposal groups classified as held for sale	31	46
Current liabilities	70,570	59,799
Non-current liabilities [abstract]
Trade and other non-current payables	10,886	12,112
Non-current derivative financial liabilities	5,419	5,404
Accruals classified as non-current	889	852
Non-current lease liabilities	7,038	7,329
Non-current portion of non-current borrowings	60,625	63,305
Deferred tax liabilities	7,854	6,831
Non-current provisions	19,069	17,200
Non-current net defined benefit liability	8,504	9,254
Non-current liabilities	120,284	122,287
Liabilities	190,854	182,086
Assets (liabilities)	93,232	85,568
Equity [abstract]
Equity attributable to owners of parent	78,797	71,250
Non-controlling interests	14,435	14,318
Equity	$ 93,232	$ 85,568